Accounts Payable and Accrued Liabilities (Tables)	12 Months Ended
Mar. 31, 2023
Payables and Accruals [Abstract]
Components of Accounts Payable and Accrued Liabilities
Accounts payable and accrued liabilities consist of the following components:

	31 March
(Millions of US dollars)	2023	2022
Trade creditors	$198.2	$273.6
Accrued interest	4.7	4.6
Accrued customer rebates	126.2	126.2
Other creditors and accruals	58.6	53.6
Total accounts payable and accrued liabilities	$387.7	$458.0